BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS
12.	BORROWINGS

Third party borrowings

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Current:
Unsecured borrowings*	1,784,906	2,498,052	357,217
Secured borrowings**	440,859	850,227	121,581
	2,225,765	3,348,279	478,798
Non-current:
Unsecured borrowings*	1,037,400	1,596,700	228,325
Secured borrowings**	623,184	1,426,838	204,035
	1,660,584	3,023,538	432,360
	3,886,349	6,371,817	911,158
*

All of the Group’s unsecured borrowings were from well-known banks and financial institutions. As of December 31, 2024 and 2025, the Group had unsecured current borrowings with the weighted average interest rates of 3.19% and 2.78%, respectively, which will be repayable within one year. As of December 31, 2024 and 2025, the Group had non-current borrowings with the weighted average interest rates of 3.16% and 2.93%, respectively, and maturity dates of these non-current borrowings ranged from March 2027 to December 2029.

**

During 2025, the Group entered into several loan agreements with fixed annual interest rates ranging from 2.50% to 6.12% with well-known banks and financial institutions. The loans have maturity dates ranged from April 2026 to March 2029 and are secured by the Group’s electronic equipment and certain receivables arising from specific revenue contracts.

There are no commitment fees and conditions under which lines may be withdrawn associated with the Group’s unused facilities. As of December 31, 2025, the unused financing facilities were RMB1,088,694 (US$155,681) from various banks and financial institutions.

12.	BORROWINGS (Continued)

Related party borrowings

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Current:
Kingsoft Group - secured borrowings *	1,000,000	—	—
Xiaomi Group - secured borrowings**	363,080	265,666	37,990
Xiaomi Group - unsecured borrowings***	146,442	—	—
	1,509,522	265,666	37,990
Non-current:
Xiaomi Group - secured borrowings**	309,612	294,127	42,060
	309,612	294,127	42,060
	1,819,134	559,793	80,050
*	As of December 31, 2025, the Group repaid loans drawn down in 2024 for a total of RMB1,000,000.
**	During 2024 and 2025, the Group entered into several loan agreements with fixed annual interest rate of 6.70% with Xiaomi Group which are secured by the Group’s electronic equipment.
***	As of December 31, 2025, the Group repaid all the borrowings under supplier finance arrangement with Xiaomi Group.

The Group’s secured borrowings were secured by the Group’s electronic equipment and certain receivables arising from multiple specific revenue contracts. As of December 31, 2024 and 2025, the carrying amount of the electronic equipment pledged was RMB2,177,992 and RMB2,146,782 (US$306,986), respectively. The amount of receivables pledged may be up to RMB2,482,301 (US$354,964), and the carrying amount of receivables pledged was RMB624,224 (US$89,263) as of December 31, 2025.

As of December 31, 2025, the borrowings based on the contractual undiscounted principal payments will be repaid according to the following schedule:

	As of December 31
	2025	2025
	RMB	US$
2026	3,610,982	516,364
2027	1,565,283	223,832
2028	1,707,420	244,158
2029	41,639	5,954
	6,925,324	990,308